Derivative Financial Instruments (Details) - MXN ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Total Liabilities		$ 32,309	$ 16,629
Non-current liability		16,754	8,120
Total current liability		15,555	8,509
Interest rate swap [Member]
Statement Line Items [Line Items]
Notional amount		50,000	50,000
Fair Value		$ 19,614	$ 8,364
Contract date		Nov. 15, 2018	Nov. 15, 2018
Maturity date		12/15/2023	12/15/2023
Rate received	[1]	TIIE 28 days	TIIE 28 days
Rate paid		8.33%	8.33%
Forwards US Dollar-Mexican Peso [Member]
Statement Line Items [Line Items]
Maturity date		Weekly, through October 2020	Weekly, through June 2019
Forwards US Dollar-Mexican Peso [Member] | USD [Member]
Statement Line Items [Line Items]
Notional amount		$ 47,690	$ 24,414
Fair Value		$ 12,695	$ 8,265
Average Strike		$ 19.61	$ 20.06

[1]	As of December 31, 2018, the 28-day TIIE rate was 8.5956%.